Income Taxes (Tax Carryforwards) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Future Benefits, Insurance and employee benefits	$ 747	$ 1,122
Future Benefits, Other Information Pertaining To Income Taxes, Monetary	95
Future Benefits, Other asset basis differences	365	369
Future Benefits, Other liability basis differences	1,187	1,039
Future Benefits, Tax loss carryforwards	386	418
Future Benefits, Tax credit carryforwards	1,184	905
Future Benefits, Valuation allowances	(669)	(428)
Deferred Tax Assets, Net of Valuation Allowance	3,200	3,425
Future Payables, Insurance and employee benefits	(992)	(1,911)
Deferred Tax Liabilities Other Asset Basis Difference	4,649	4,584
Deferred Tax Liabilities, Other	(178)	(124)
Future Payables, Tax loss carryforwards	(346)	(242)
Future payables, Tax credit carryforwards	(68)	(58)
Future Payables, Valuation Allowance	273	184
Deferred Tax Liabilities, net of valuation allowances	3,338	2,433
Operating Loss Carryforwards		3,641
Tax Credit Carryforward Amount		963
2009 - 2010 Tax Years [Member]
Tax Credit Carryforward [Line Items]
Future Benefits, Other Information Pertaining To Income Taxes, Monetary		213
Expiration Period Current To Five Years [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards		555
Tax Credit Carryforward Amount		29
Expiration Period Six To Ten Years [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards		242
Tax Credit Carryforward Amount		10
Expiration Period Eleven To Twenty Years [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards		726
Tax Credit Carryforward Amount		243
Expiration Period Indefinite [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards		2,118
Tax Credit Carryforward Amount		$ 681